General and administrative costs (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
General and administrative costs
General and administrative expense	€ 2,876,000	€ 2,649,000	€ 6,066,000	€ 5,321,000